Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Disclosure and Measurement on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2017
	Total fair value at December 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	130		130
Money market funds	2,384	2,384

Short-term investments
Held-to-maturity debt investments	48,695		48,695

Long-term notes payable	35,943		35,943

Fair value measurement
Short-term investments
Available-for-sale debt investments	40,715		40,715

Other invested securities	18,350		18,350

Long-term investments
Available-for-sale equity investments	2,773	2,773
Investments accounted for at fair value	321			321

Other non-current assets
Derivative instruments	168		168

Total assets measured at fair value	62,327	2,773	59,233	321

			Fair value measurement or disclosure at September 30, 2018
	Total fair value at September 30, 2018		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(RMB)	(US$)	(RMB)	(RMB)	(RMB)
	(In millions)
Fair value disclosure
Cash equivalents
Time deposits	1,498	218		1,498
Money market fund	2,672	389	2,672

Short-term investments:
Held-to-maturity debt investments	32,105	4,675		32,105

Long-term notes payable	40,328	5,872		40,328

Fair value measurement
Short-term investments:
Available-for-sale debt investments	50,161	7,304		50,161

Long-term investments:
Equity investments at fair value with readily determinable fair value	5,003	728	5,003
Investment accounted for at fair value	1,279	186			1,279

Other non-current assets
Derivative instruments	296	43		277	19

Accounts payable and accrued liabilities
Derivative instruments	123	18			123
Amounts due to related parties, non-current
Financial liability	347	51		347

Net assets measured at fair value	56,269	8,192	5,003	50,091	1,175